Acquisitions and disposals (Details Narrative)				1 Months Ended	12 Months Ended
	Dec. 03, 2024 ARS ($)	Oct. 15, 2024 ARS ($) ft²	Aug. 01, 2024 ARS ($) ft²	Jan. 27, 2025 ARS ($)	Jun. 30, 2025 ARS ($)	Jun. 30, 2024 ARS ($)	Jun. 30, 2023 ARS ($)
Statement [Line Items]
Acquired property total area | ft²			86,861
Built-up area | ft²			32,660
Property, Plant and Equipment					$ (12,000,000)	$ 3,000,000	$ 3,545,000,000
Lease agreement period			3 years
Property acquired during the period, gross			$ 14,636
Cash paid to acquire property			$ 9,200,000
Sale of 261 Della Paolera [Member]
Statement [Line Items]
Covering a total area | ft²		1,197
Cash collected from sale of real estate		$ 6,000,000.0
Foreign currency translation		8,558
Notes receivable - real estate		$ 1,100,000
Notes receivable, stated interest rate		8.00%
Transaction price		$ 7,100,000
Gain from changes in fair value of investment properties		$ 5,340,000,000
Purchase of Shopping Mall Terrazas de Mayo [Member]
Statement [Line Items]
Total purchase price for acquisition	$ 34,335,000,000
Imputed interest segregated from purchase price	1,500,000
Investment Properties	33,530,000,000
Intangible Assets	796,000,000
Property, Plant and Equipment	$ 9,000,000
Sale Of Lots And Aarter AgreementsRamblas Del Plata [Member]
Statement [Line Items]
Sale of Real Estate or Property				$ 28,138,000,000
Transaction amount				45,197,000,000
Consideration paid (received)				$ 14,554,000,000